Income Taxes - Paragraphs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Increase in deferred tax assets	$ 7.6	$ 6.2
Unrecognized tax benefits	0.0
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	86.9
Net operating loss carryforwards will expire	17.7
Net operating loss carryforwards that have no expiration date	69.3
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards will expire	$ 26.4